Trade and other receivables	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Trade and other receivables
8.
Trade and other receivables

	2022	2021
(in $ millions)	$	$
Current
Trade receivables	120	117
Less: Loss allowance (see Note 24)	(20)	(22)
	100	95
Loans and advances	207	118
Less: Loss allowance (see Note 24)	(22)	(11)
	185	107
Payment cycle receivables	108	71
Less: Loss allowance	(21)	(18)
	87	53
	372	255

i)
Trade receivables

Trade receivables mainly comprise amounts due from driver-partners and merchant-partners under the Deliveries and Mobility segments respectively. They are generally due for settlement within 30 days and therefore are all classified as current.

ii)
Loans and advances

These financial assets are term loans provided to driver-partners, merchant-partners and consumers. They are generally due for settlement within 12 months and therefore are all classified as current.

iii)
Payment cycle receivables

Amounts receivable as part of a payment settlement cycle that may involve consumers, merchant-partners and driver-partners to be settled typically within 4 days.

iv)
Financial risk management

The exposure of trade and other receivables to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 24.